Shareholder Report, Average Annual Return (Details)		8 Months Ended	12 Months Ended	13 Months Ended	34 Months Ended	60 Months Ended	95 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000027272
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO ABS and Short-Term Investments Portfolio
C000027276
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO EM Bond and Short-Term Investments Portfolio
C000027278
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO High Yield and Short-Term Investments Portfolio
C000026518
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A (including sales charge)
Average Annual Return, Percent			0.37%			0.99%		1.89%
C000026517
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Administrative
C000026520
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C (excluding sales charge)
Average Annual Return, Percent			2.50%			1.00%		1.52%
C000200438
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I-3
C000026516
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Institutional
C000064132
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I-2
C000026522
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
C000027279
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO International Portfolio
C000027280
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Investment Grade Credit Bond Portfolio
C000071766
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Long Duration Credit Bond Portfolio
C000106507
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Low Duration Portfolio
C000106508
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Moderate Duration Portfolio
C000027281
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Mortgage and Short-Term Investments Portfolio
C000027282
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Municipal Portfolio
C000227285
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Sector Fund Series – AM
C000227289
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Sector Fund Series – H
C000227290
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Sector Fund Series – I
C000027283
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Real Return Portfolio
C000187474
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Short Asset Portfolio
C000076734
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Short-Term Floating NAV Portfolio II
C000113894
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Short-Term Floating NAV Portfolio III
C000027273
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Short-Term Portfolio
C000027275
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO U.S. Government and Short-Term Investments Portfolio
Without Sales Load [Member] | C000027272
Average Annual Return [Line Items]
Average Annual Return, Percent			7.68%			4.34%		3.68%
Without Sales Load [Member] | C000027276
Average Annual Return [Line Items]
Average Annual Return, Percent			10.52%			4.50%		3.59%
Without Sales Load [Member] | C000027278
Average Annual Return [Line Items]
Average Annual Return, Percent			8.50%			7.99%		7.07%
Without Sales Load [Member] | C000026518
Average Annual Return [Line Items]
Average Annual Return, Percent			4.28%			1.76%		2.28%
Without Sales Load [Member] | C000026517
Average Annual Return [Line Items]
Average Annual Return, Percent			4.43%			1.91%		2.44%
Without Sales Load [Member] | C000026520
Average Annual Return [Line Items]
Average Annual Return, Percent			3.50%			1.00%		1.52%
Without Sales Load [Member] | C000200438
Average Annual Return [Line Items]
Average Annual Return, Percent			4.55%			2.02%		2.54%
Without Sales Load [Member] | C000026516
Average Annual Return [Line Items]
Average Annual Return, Percent			4.69%			2.17%		2.69%
Without Sales Load [Member] | C000064132
Average Annual Return [Line Items]
Average Annual Return, Percent			4.59%			2.07%		2.59%
Without Sales Load [Member] | C000026522
Average Annual Return [Line Items]
Average Annual Return, Percent			4.02%			1.51%		2.03%
Without Sales Load [Member] | C000027279
Average Annual Return [Line Items]
Average Annual Return, Percent			7.94%			4.53%		(2.06%)
Without Sales Load [Member] | C000027280
Average Annual Return [Line Items]
Average Annual Return, Percent			7.12%			3.67%		3.23%
Without Sales Load [Member] | C000071766
Average Annual Return [Line Items]
Average Annual Return, Percent			4.63%			0.61%		3.27%
Without Sales Load [Member] | C000106507
Average Annual Return [Line Items]
Average Annual Return, Percent			6.30%			2.33%		2.09%
Without Sales Load [Member] | C000106508
Average Annual Return [Line Items]
Average Annual Return, Percent			6.33%			0.83%		1.88%
Without Sales Load [Member] | C000027281
Average Annual Return [Line Items]
Average Annual Return, Percent			4.32%			(1.95%)		1.31%
Without Sales Load [Member] | C000027282
Average Annual Return [Line Items]
Average Annual Return, Percent			0.97%			0.88%		2.44%
Without Sales Load [Member] | C000227285
Average Annual Return [Line Items]
Average Annual Return, Percent		4.26%
Without Sales Load [Member] | C000227289
Average Annual Return [Line Items]
Average Annual Return, Percent			7.80%	7.98%
Without Sales Load [Member] | C000227290
Average Annual Return [Line Items]
Average Annual Return, Percent			6.50%		4.07%
Without Sales Load [Member] | C000027283
Average Annual Return [Line Items]
Average Annual Return, Percent			7.29%			2.46%		3.52%
Without Sales Load [Member] | C000187474
Average Annual Return [Line Items]
Average Annual Return, Percent			5.93%			3.84%	3.01%
Without Sales Load [Member] | C000076734
Average Annual Return [Line Items]
Average Annual Return, Percent			5.23%			2.87%		2.08%
Without Sales Load [Member] | C000113894
Average Annual Return [Line Items]
Average Annual Return, Percent			5.27%			2.92%		2.17%
Without Sales Load [Member] | C000027273
Average Annual Return [Line Items]
Average Annual Return, Percent			8.07%			4.22%		3.35%
Without Sales Load [Member] | C000027275
Average Annual Return [Line Items]
Average Annual Return, Percent			5.01%			(6.99%)		0.05%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%			(0.40%)		1.46%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent			4.59%			0.42%		1.94%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%			(0.40%)		1.46%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent			4.19%			0.87%		2.21%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent			4.19%			0.87%		2.21%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent			4.19%			0.87%		2.21%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent			4.19%			0.87%		2.21%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent			4.19%			0.87%		2.21%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent			4.19%			0.87%		2.21%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent			4.19%			0.87%		2.21%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent			4.19%			0.87%		2.21%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%			(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%			(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%			(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%			(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%			(0.40%)		1.46%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			1.22%			1.07%		2.13%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.42%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%	5.73%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%		1.78%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%			(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%			(0.40%)	1.48%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%			(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%			(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%			(0.40%)		1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%			(0.40%)		1.46%
PIMCO INDEX: Bloomberg Asset-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Asset-Backed Securities Index
Average Annual Return, Percent			5.90%			2.37%		2.18%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			5.17%			2.69%		1.90%
PIMCO INDEX: Custom JPM ELMI + Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom JPM ELMI + Benchmark
Average Annual Return, Percent			3.30%			0.07%		0.29%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			5.17%			2.69%		1.90%
PIMCO INDEX: ICE BofAML U.S. High Yield, BB-B Rated Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. High Yield, BB-B Rated Index
Average Annual Return, Percent			6.70%			6.58%		4.73%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			5.17%			2.69%		1.90%
PIMCO INDEX: JPMorgan GBI Global ex-US Index Hedged in USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan GBI Global ex-US Index Hedged in USD
Average Annual Return, Percent			1.57%			(0.65%)		1.62%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			5.17%			2.69%		1.90%
PIMCO INDEX: Bloomberg Credit Investment Garde Index (Ex-Aa3 and Higher)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher)
Average Annual Return, Percent			4.95%			1.68%		2.47%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			5.17%			2.69%		1.90%
PIMCO INDEX: Bloomberg U.S. Long Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Long Credit Index
Average Annual Return, Percent			2.09%			(0.50%)		2.05%
PIMCO INDEX: Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return, Percent			5.61%			1.56%		1.73%
PIMCO INDEX: Bloomberg Intermediate Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Intermediate Aggregate Bond Index
Average Annual Return, Percent			5.58%			0.36%		1.58%
PIMCO INDEX: Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return, Percent			5.39%			(0.69%)		1.11%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			5.17%			2.69%		1.90%
PIMCO INDEX: Bloomberg Long Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Long Municipal Bond Index
Average Annual Return, Percent			0.67%			0.46%		2.31%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			5.17%			2.69%		1.90%
PIMCO INDEX: Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return, Percent		2.61%
PIMCO INDEX: ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return, Percent			6.69%	7.16%
PIMCO INDEX: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Credit Index
Average Annual Return, Percent			4.87%		2.90%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. TIPS Index
Average Annual Return, Percent			6.17%			2.36%		2.51%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			5.17%			2.69%		1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			5.17%			2.69%	2.35%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			5.17%			2.69%		1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			5.17%			2.69%		1.90%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent			5.10%			2.66%		0.00%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			5.17%			2.69%		1.90%
PIMCO INDEX: Bloomberg Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Government Bond Index
Average Annual Return, Percent			4.53%			(1.60%)		0.98%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			5.17%			2.69%		1.90%

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.